As filed with the Securities and Exchange Commission on October 11, 2011.

1933 Act File No. 333-174286

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
__________________

FORM N-14

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

   PRE-EFFECTIVE AMENDMENT NO.                                                                                   × POST-EFFECTIVE AMENDMENT NO. 1

MFS® SERIES TRUST II
(Exact Name of Registrant as Specified in Charter)

500 Boylston, Street, Boston, Massachusetts 02116
(Address of Principal Executive Offices)

Registrant's Telephone Number, Including Area Code: 617-954-5000

Susan S. Newton, Massachusetts Financial Services Company,
500 Boylston Street, Boston, Massachusetts 02116
(Name and Address of Agent for Service)
__________________

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE IMMEDIATELY UPON FILING PURSUANT TO RULE 485(b).

Title of Securities Being Registered:
Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4 and Class W shares of beneficial interest in the series of the Registrant designated MFS Growth Fund, a series of MFS Series Trust II

NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940.  PURSUANT TO RULE 429, THIS REGISTRATION STATEMENT RELATES TO SHARES PREVIOUSLY REGISTERED ON FORM N-1A (FILE NO. 33-7637)

This amendment to the Registration Statement on Form N-14 of MFS Series Trust II on behalf of its series MFS Growth Fund, filed with the Securities and Exchange Commission on May 17, 2011 (Accession No. 0001104659-11-029688; 1933 Act Registration No. 333-174286) (the “Registration Statement"), is being filed to add Exhibits 4, 12(a) and 12(b) to the Registration Statement.  No other information contained in the Registration Statement, which is incorporated herein by reference in its entirety, is amended, deleted or superseded hereby.

PART C
OTHER INFORMATION

Item 16.	Exhibits:

4	Agreement and Plan of Reorganization; filed herewith.

12	(a)	Opinion of Ropes & Gray LLP as to tax matters, dated August 26, 2011; filed herewith.

(b)	Consent Ropes & Gray LLP, dated October 6, 2011; filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 11th day of October 2011.

MFS SERIES TRUST II

By:           MARIA F. DIORIODWYER*
Name:      Maria F. DiOrioDwyer
Title:        President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on October 11, 2011.

SIGNATURE                                                                                     TITLE

MARIA F. DIORIODWYER*                                                       President (Principal Executive Officer)
Maria F. DiOrioDwyer

JOHN M. CORCORAN*                                                                Principal Financial and Accounting Officer
John M. Corcoran

ROBERT E. BUTLER*                                                                   Trustee
Robert E. Butler

MAUREEN R. GOLDFARB*                                                       Trustee
Maureen R. Goldfarb

DAVID H. GUNNING*                                                                 Trustee
David H. Gunning

WILLIAM R. GUTOW*                                                              Trustee
William R. Gutow

MICHAEL HEGARTY*                                                               Trustee
Michael Hegarty

JOHN P. KAVANAUGH*                                                           Trustee
John P. Kavanaugh

ROBERT J. MANNING*                                                             Trustee
Robert J. Manning

ROBERT C. POZEN*                                                                   Trustee
Robert C. Pozen

J. DALE SHERRATT*                                                                 Trustee
J. Dale Sherratt

LAURIE J. THOMSEN*                                                              Trustee
Laurie J. Thomsen

ROBERT W. UEK*                                                                      Trustee
Robert W. Uek

*By:                 SUSAN S. NEWTON
Name:                 Susan S. Newton
as Attorney-in-fact

Executed by Susan S. Newton on behalf of those indicated pursuant to a Power of Attorney, dated May 11, 2011 (Trustees) and a Power of Attorney, dated May 11, 2011 (DiOrioDwyer) (Corcoran) incorporated by reference to the Registrant’s Initial Registration Statement on Form N-14 (File No. 333-174286), filed with the SEC via EDGAR on May 17, 2011.

INDEX TO EXHIBITS

EXHIBIT NO.                                                    DESCRIPTION OF EXHIBIT

4	Agreement and Plan of Reorganization.

12	(a)	Opinion of Ropes & Gray LLP as to tax matters, dated August 26, 2011.

(b)	Consent Ropes & Gray LLP, dated October 6, 2011.

              EXHIBIT NO. 99.4

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this day of 11th day of August, 2011, by and between MFS Series Trust I, a Massachusetts business trust ("Trust I"), on behalf of MFS Core Growth Fund, a segregated portfolio of assets ("series") thereof (the "Acquired Fund"), and MFS Series Trust II, a Massachusetts business trust ("Trust II"), on behalf of MFS Growth Fund, a segregated portfolio of assets ("series") thereof (the "Surviving Fund"), each with its principal place of business at 500 Boylston Street, Boston, Massachusetts 02116. Each of the Acquired Fund and the Surviving Fund are also referred to herein as a "Fund" and, together, as the "Funds."

This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of the regulations under Section 368(a) (the "Regulations") of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of (1) the transfer of the Assets (as defined herein) of the Acquired Fund to the Surviving Fund in exchange solely for the assumption by the Surviving Fund of the Liabilities (as defined herein) of the Acquired Fund and the issuance to the Acquired Fund of shares of beneficial interest, no par value ("shares"), in the Surviving Fund (the "Reorganization Shares"), (2) the distribution of the Reorganization Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided herein and (3) the termination of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement (collectively, the "Reorganization").

All representations, warranties, covenants and obligations of the Surviving Fund and the Acquired Fund contained herein shall be deemed to be representations, warranties, covenants and obligations of Trust I, acting on behalf of the Acquired Fund, and Trust II, acting on behalf of the Surviving Fund, respectively, and all rights and benefits created hereunder in favor of the Acquired Fund and the Surviving Fund shall inure to, and shall be enforceable by, Trust I, acting on behalf of the Acquired Fund and Trust II, acting on behalf of the Surviving Fund, respectively.

The Acquired Fund's shares are divided into nine classes, designated Class A, Class B, Class C, Class I, Class W, Class R1, Class R2, Class R3 and Class R4 shares (the "Class A Acquired Fund Shares," the "Class B Acquired Fund Shares," the "Class C Acquired Fund Shares," the "Class I Acquired Fund Shares," the "Class W Acquired Fund Shares," the "Class R1 Acquired Fund Shares," the "Class R2 Acquired Fund Shares," the "Class R3 Acquired Fund Shares," and the "Class R4 Acquired Fund Shares" respectively, and together, the "Acquired Fund Shares"). The Surviving Fund's shares are also divided into nine classes (the "Surviving Fund Shares"), designated Class A, Class B, Class C, Class I, Class W, Class R1, Class R2, Class R3 and Class R4 shares (the "Class A Reorganization Shares," the "Class B Reorganization Shares," the "Class C Reorganization Shares," the "Class I Reorganization Shares," the "Class W Reorganization Fund Shares," the "Class R1 Reorganization Shares," the "Class R2 Reorganization Shares," the "Class R3 Reorganization Shares," and the "Class R4 Reorganization Shares" respectively, and, together, the "Reorganization Shares").  Each class of Acquired Fund Shares is substantially similar to the corresponding class of Reorganization Shares, i.e., the Acquired Fund's Class A, Class B, Class C, Class I, Class W, Class R1, Class R2, Class R3 and Class R4 shares correspond to the Surviving Fund's Class A, Class B, Class C, Class I, Class W, Class R1, Class R2, Class R3 and Class R4 shares.

In consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.  The Reorganization

1.1 The Acquired Fund will transfer to the Surviving Fund all of its assets (consisting of, without limitation, portfolio securities and instruments, dividend and interest receivables, claims and rights of action, cash and other assets) as set forth in a statement of assets and liabilities as of the Valuation Time (as defined in paragraph 2.1 hereof) prepared in accordance with generally accepted accounting principles consistently applied, certified by the Acquired Fund's Treasurer or Assistant Treasurer and delivered by the Acquired Fund to the Surviving Fund pursuant to paragraph 5.7 hereof (the "Statement of Assets and Liabilities") (collectively, the "Assets"), free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange solely for (a) the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund including the Acquired Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business (collectively, the "Liabilities") and (b) the issuance and delivery by the Surviving Fund to the Acquired Fund, for distribution in accordance with paragraph 1.3 hereof pro rata to the Acquired Fund shareholders of record determined as of the Valuation Time (the "Acquired Fund Shareholders"), of the number of full and fractional (rounded to the third decimal place) Reorganization Shares determined as provided in paragraph 2.2 hereof. Such transactions shall take place at the closing provided for in paragraph 3.1 hereof (the "Closing").

1.2 The Acquired Fund has provided the Surviving Fund with a list of the current securities holdings and other assets of the Acquired Fund as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities or other assets prior to the Closing.

1.3 On or as soon after the closing date established in paragraph 3.1 hereof (the "Closing Date") as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will distribute the Reorganization Shares it received pursuant to paragraph 1.1 hereof pro rata to the Acquired Fund Shareholders in actual or constructive exchange for their Acquired Fund Shares in complete liquidation of the Acquired Fund. Such distribution will be accomplished by the transfer of the Class A, Class B, Class C, Class I, Class W, Class R1, Class R2, Class R3 and Class R4 Reorganization Shares then credited to the account of the Acquired Fund on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of full and fractional (rounded to the third decimal place) Class A, Class B, Class C, Class I, Class W, Class R1, Class R2, Class R3 and Class R4 Reorganization Shares due such shareholders, by class (i.e., the account for each Acquired Fund Shareholder of Class A, Class B, Class C, Class I, Class W, Class R1, Class R2, Class R3 and Class R4 Acquired Fund Shares shall be credited with the respective pro rata number of Class A, Class B, Class C, Class I, Class W, Class R1, Class R2, Class R3 and Class R4 (as applicable) Reorganization Shares due that shareholder). The Surviving Fund will not issue share certificates representing the Reorganization Shares in connection with such distribution, except in connection with pledges and assignments and in certain other limited circumstances.

1.4 The Acquired Fund shall use reasonable efforts to ensure that Acquired Fund Shareholders holding certificates representing their ownership of Acquired Fund Shares surrender such certificates or deliver an affidavit with respect to lost certificates, in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an "Affidavit"), to the Acquired Fund prior to the Closing Date. Any Acquired Fund Share certificate that remains outstanding on the Closing Date shall be deemed to be cancelled, shall no longer show evidence of ownership of Acquired Fund Shares and shall not evidence ownership of any Reorganization Shares. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered, any dividends and other distributions payable by the Surviving Fund subsequent to the Closing Date with respect to the Reorganization Shares allocable to a holder of such certificate(s) shall be paid to such holder, but such holder may not redeem or transfer such Reorganization Shares.

1.5 Any transfer taxes payable upon issuance of the Reorganization Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Reorganization Shares are to be issued and transferred.

1.6 The legal existence of the Acquired Fund shall be terminated promptly following the Liquidation Date.

2.  Valuation

2.1 The net asset value of each class of the Reorganization Shares and the net value of the Assets shall in each case be determined as of the close of business (4:00 p.m. Boston time) on the Closing Date (the "Valuation Time"). The net asset value of each class of the Reorganization Shares shall be computed by JPMorgan Chase Bank, N.A. (the "Surviving Fund Custodian"), as custodian and pricing agent for the Surviving Fund, using the valuation procedures set forth in Trust II's Amended and Restated Declaration of Trust ("Trust II's Declaration of Trust") or Master Amended and Restated By-Laws ("Trust II's By-Laws") and the Surviving Fund's then-current prospectus and statement of additional information (collectively, the "Surviving Fund Valuation Procedures"), to not less than two decimal places. The net value of the Assets shall be computed by State Street Bank & Trust Company (the "Acquired Fund Custodian"), as custodian and pricing agent for the Acquired Fund, by calculating the value of the Assets and subtracting therefrom the amount of the Liabilities, using the valuation procedures set forth in Trust I's Amended and Restated Declaration of Trust ("Trust I's Declaration of Trust") or Master Amended and Restated By-Laws ("Trust I's By-Laws") and the Acquired Fund's then-current prospectus and statement of additional information (collectively, the "Acquired Fund Valuation Procedures"). The determinations of the Surviving Fund Custodian and the Acquired Fund Custodian, respectively, shall be conclusive and binding on all parties in interest; provided, however, that, in computing each Fund's net asset value in accordance with this paragraph 2.1, any fair value determination required to be made by the Surviving Fund Valuation Procedures or Acquired Fund Valuation Procedures with respect to a portfolio security or other asset of either Fund shall be made in accordance with the applicable Fund's Valuation Procedures, and any such fair value determinations shall be conclusive and binding on the Surviving Fund Custodian and the Acquired Fund Custodian and all parties in interest.  The Surviving Fund Custodian shall confirm the net value of the Assets.

2.2 The number of each class of Reorganization Shares (including fractional shares, if any, rounded to the third decimal place) the Surviving Fund shall issue pursuant to paragraph 1.1(b) hereof shall be as follows: (a) the number of Class A Reorganization Shares shall be determined by dividing the net value of the Assets (computed as set forth in paragraph 2.1 hereof) (the "Acquired Fund Value") attributable to the Class A Acquired Fund Shares by the net asset value of a Class A Reorganization Share (computed as set forth in such paragraph); (b) the number of Class B Reorganization Shares shall be determined by dividing the Acquired Fund Value attributable to the Class B Acquired Fund Shares by the net asset value of a Class B Reorganization Share (as so computed); (c) the number of Class C Reorganization Shares shall be determined by dividing the Acquired Fund Value attributable to the Class C Acquired Fund Shares by the net asset value of a Class C Reorganization Share (as so computed); (d) the number of Class I Reorganization Shares shall be determined by dividing the Acquired Fund Value attributable to the Class I Acquired Fund Shares by the net asset value of a Class I Reorganization Share (as so computed); (e) the number of Class W Reorganization Shares shall be determined by dividing the Acquired Fund Value attributable to the Class W Acquired Fund Shares by the net asset value of a Class W Reorganization Share (as so computed); (f) the number of Class R1 Reorganization Shares shall be determined by dividing the Acquired Fund Value attributable to the Class R1 Acquired Fund Shares by the net asset value of a Class R1 Reorganization Share (as so computed); (g) the number of Class R2 Reorganization Shares shall be determined by dividing the Acquired Fund Value attributable to the Class R2 Acquired Fund Shares by the net asset value of a Class R2 Reorganization Share (as so computed); (h) the number of Class R3 Reorganization Shares shall be determined by dividing the Acquired Fund Value attributable to the Class R3 Acquired Fund Shares by the net asset value of a Class R3 Reorganization Share (as so computed); and (i) the number of Class R4 Reorganization Shares shall be determined by dividing the Acquired Fund Value attributable to the Class R4 Acquired Fund Shares by the net asset value of a Class R4 Reorganization Share (as so computed).

2.3 Except for certain fair value determinations as described in paragraph 2.1 hereof, all computations of value shall be made by the Surviving Fund Custodian in its capacity as pricing agent for the Surviving Fund and the Acquired Fund Custodian in its capacity as pricing agent for the Acquired Fund, as applicable, and in accordance with its regular practice in pricing the shares and assets of the Surviving Fund and the Acquired Fund, as applicable, using the relevant Fund's Valuation Procedures.

3.  Closing and Closing Date

3.1 The Closing Date shall be August 26, 2011 or such other date on or before September 30, 2011 as the parties may agree. The Closing shall be held at 5:00 p.m., Boston time, at the offices of Trust I and Trust II, 500 Boylston Street, Boston, Massachusetts 02116, or at such other time and/or place as the parties may agree.

3.2 Portfolio securities shall be transferred by the Acquired Fund to the Surviving Fund Custodian for the account of the Surviving Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the US Treasury Department's book-entry system or by the Depository Trust Company or other third-party depositories, by transfer to the account of the Surviving Fund Custodian in accordance with Rule 17f-4, Rule 17f-5, or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the "1940 Act") and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency, certified or official bank check or federal fund wire, payable to the order of "JPMorgan Chase Bank, N.A., Custodian for the MFS Growth Fund" or in the name of any successor organization.

3.3 If on the Closing Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that accurate appraisal of the net value of the Assets or the net asset value of each class of the Reorganization Shares is impracticable, the Closing Date shall be postponed until the next business day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored on or before September 30, 2011, this Agreement may be terminated by either Fund upon the giving of written notice to the other.

3.4 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund Shareholders and the number of outstanding Acquired Fund Shares owned by each such shareholder, all as of the close of business on the Closing Date (the "Shareholder List"). The Surviving Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Reorganization Shares credited on the Liquidation Date, or provide evidence satisfactory to the Acquired Fund that such Reorganization Shares have been credited to the Acquired Fund's account on the books of the Surviving Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4.  Representations and Warranties

4.1 Trust I, on behalf of the Acquired Fund, represents and warrants to Trust II, on behalf of the Surviving Fund, as follows:

(a) Trust I is a business trust that is duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the shareholders of the Acquired Fund, to carry out its obligations under this Agreement. Neither Trust I nor the Acquired Fund is required to qualify to do business in any other jurisdiction. This Agreement has been duly authorized by Trust I, subject to the approval of the shareholders of the Acquired Fund. Trust I has all necessary federal, state and local authorizations to own all of the properties and assets of Trust I and to carry on its business as now being conducted;

(b) Trust I is a duly registered investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act is in full force and effect; and the Acquired Fund is a separate series of Trust I duly constituted in accordance with the applicable provisions of Trust I's Declaration of Trust, Trust I's By-Laws and the laws of The Commonwealth of Massachusetts;

(c) Trust I is not, and the execution, delivery and performance of this Agreement by Trust I will not result, in violation of any provision of Trust I's Declaration of Trust or Trust I's By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Trust I or the Acquired Fund is a party or by which Trust I or the Acquired Fund is bound;

(d) The Acquired Fund has no material contracts or other commitments (other than this Agreement and agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with the Acquired Fund's obligations under this Agreement) that will not be terminated at or prior to the Closing Date and no such termination will result in liability to Trust I or the Acquired Fund (or the Surviving Fund);

(e) Except as otherwise disclosed in writing to and accepted by Trust II, on behalf of the Surviving Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or, to the knowledge of Trust I or the Acquired Fund, threatened against Trust I or the Acquired Fund or any of its properties or assets. Neither Trust I nor the Acquired Fund know of facts that might form the basis for the institution of such proceedings, and neither Trust I nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects their business or their ability to consummate the transactions herein contemplated;

(f) The statement of assets and liabilities, including the schedule of portfolio investments, of the Acquired Fund as of August 31, 2010, and the related statement of operations for the fiscal year then ended, and the statement of changes in net assets for the fiscal years ended August 31, 2010 and August 31, 2009 (copies of which have been furnished to the Surviving Fund) have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, and present fairly in all material respects the financial position of the Acquired Fund as of August 31, 2010 and the results of its operations and changes in net assets for the respective stated periods in accordance with accounting principles generally accepted in the United States of America consistently applied, and there are no known actual or contingent liabilities of the Acquired Fund as of the respective dates thereof not disclosed therein;

(g) The unaudited statement of assets and liabilities, including the schedule of portfolio investments, of the Acquired Fund as of February 28, 2011, and the related statement of operations for the fiscal semi-annual period then ended, and the statement of changes in net assets for the fiscal semi-annual period ended February 28, 2011 (copies of which have been furnished to the Surviving Fund) present fairly in all material respects the financial position of the Acquired Fund as of February 28, 2011  and the results of its operations and changes in net assets for the semi-annual period in accordance with accounting principles generally accepted in the United States of America, consistently applied, and there are no known actual or contingent liabilities of the Acquired Fund as of the date thereof not described therein;

(h) Since August 31, 2010, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by Trust II, on behalf of the Surviving Fund. For the purposes of this subparagraph (h), a decline in net asset value per Acquired Fund Share resulting from losses upon the disposition of investments or from changes in the value of investments held by the Acquired Fund, or a distribution or a payment of dividends shall not constitute a material adverse change;

(i) As of the Closing Date, the Acquired Fund will have, within the times and in the manner prescribed by law, properly filed all required federal and other tax returns and reports which, to the knowledge of Trust I's officers, are required to have been filed by the Acquired Fund by such date and all such returns and reports were complete and accurate in all material respects. The Acquired Fund has timely paid or will timely pay, in the manner prescribed by law, all federal and other taxes shown to be due on said returns or on any assessments received by the Acquired Fund. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state, local or other tax authority for taxes in excess of those already paid;

(j) For each taxable year of its operations and since its inception, for federal income tax purposes, the Acquired Fund has satisfied, and for the current taxable year it will satisfy, the requirements of Subchapter M of the Code for qualification and treatment as a "regulated investment company," and the provisions of sections 851 through 855 of the Code have applied and will continue to apply to Acquired Fund for each taxable year since its inception and for the remainder of its current taxable year beginning September 1, 2010 and ending on the Closing Date.

The Acquired Fund will declare to the Acquired Fund shareholders of record on or prior to the Closing Date a dividend or dividends which together with all previous such dividends shall have the effect of distributing to the Acquired Fund shareholders (a) all of the excess of (i) the Acquired Fund's investment income excludable from gross income under section 103(a) of the Code over (ii) the Acquired Fund's deductions disallowed under sections 265 and 171(a)(2) of the Code, (b) all of the Acquired Fund's investment company taxable income as defined in section 852 of the Code, (computed in each case without regard to any deduction for dividends paid), and (c) all of the Acquired Fund's net realized capital gain (after reduction for any capital loss carry forward) in each case for both the taxable year ending on August 31, 2010 and the short taxable year beginning on September 1, 2010 and ending on the Closing Date. Such dividends will be made to ensure continued qualification of the Acquired Fund as a "regulated investment company" for tax purposes and to eliminate fund-level tax.

(k) The authorized capital of Trust I consists of an unlimited number of shares, currently divided into eight series and, with respect to the Acquired Fund, into nine classes at the date hereof. All issued and outstanding Acquired Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by Trust I (except as described in the Acquired Fund's current prospectus and statement of additional information). All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the Shareholder List. Trust I does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund Shares, nor is there outstanding any security convertible into any Acquired Fund Shares;

(l) Except as previously disclosed to Trust II, at the Closing Date the Acquired Fund will have good and marketable title to the Assets and full right, power and authority to sell, assign, transfer, convey and deliver the Assets hereunder, and upon delivery and payment for the Assets, the Surviving Fund will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act");

(m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of Trust I, on behalf of the Acquired Fund (with the exception of the approval of this Agreement by the Acquired Fund's shareholders holding at least a majority of the outstanding voting securities (as defined by the 1940 Act) of the Acquired Fund), and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the approval of such shareholders and, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

(n) The information to be furnished by the Acquired Fund for use in applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply fully with federal securities and other laws and regulations thereunder applicable thereto;

(o) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement (as defined in paragraph 5.8 hereof) (other than written information furnished by the Surviving Fund for inclusion therein, as covered by Trust II's representation and warranty in paragraph 4.2(o) hereof), on the effective date of the Registration Statement, on the date of the Meeting (as defined in paragraph 5.2 hereof) and on the Closing Date, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

(p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Trust I, on behalf of the Acquired Fund, of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act and the rules and regulations thereunder (collectively, the "Acts"), and such as may be required under state securities laws;

(q) All of the issued and outstanding Acquired Fund Shares have been offered for sale and sold in conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Surviving Fund;

(r) The then current prospectus and statement of additional information of the Acquired Fund, as supplemented and updated from time to time, will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder on the date of the Proxy Statement, on the date of the Meeting and on the Closing Date and will not on any of such dates include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; and

(s) The Acquired Fund incurred the Liabilities in the ordinary course of its business.

4.2 Trust II, on behalf of the Surviving Fund, represents and warrants to Trust I, on behalf of the Acquired Fund, as follows:

(a) Trust II is a business trust that is duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. Neither Trust II nor the Surviving Fund is required to qualify to do business in any other jurisdiction. This Agreement has been duly authorized by Trust II on behalf of the Surviving Fund. Trust II has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted.

(b) Trust II is a duly registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and the Surviving Fund is a separate series of Trust II duly constituted in accordance with the applicable provisions of Trust II's Declaration of Trust, Trust II's By-Laws and the laws of The Commonwealth of Massachusetts;

(c) The current prospectus and statement of additional information of the Surviving Fund, each dated May 13, 2011, as supplemented and updated from time to time (collectively, the "Surviving Fund Prospectus"), and the Registration Statement (other than written information furnished by the Acquired Fund for inclusion therein as covered by the Acquired Fund's representation and warranty in paragraph 4.1(n) hereof) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder on the date of the Proxy Statement, on the date of the Meeting and on the Closing Date and will not on any of such dates include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(d) At the Closing Date, the Surviving Fund will have good and marketable title to its assets;

(e) Trust II is not, and the execution, delivery and performance of this Agreement will not result, in violation of Trust II's Declaration of Trust or Trust II's By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Trust II or the Surviving Fund is a party or by which Trust II or the Surviving Fund is bound;

(f) Except as otherwise disclosed in writing to and accepted by Trust I, on behalf of the Acquired Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or, to the knowledge of Trust II or the Surviving Fund, threatened against Trust II or the Surviving Fund or any of its properties or assets. Neither Trust II nor the Surviving Fund know of facts that might form the basis for the institution of such proceedings, and neither Trust II nor the Surviving Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects their business or their ability to consummate the transaction herein contemplated;

(g) The statement of assets and liabilities, including the schedule of portfolio investments, of the Surviving Fund as of November 30, 2010, and the related statement of operations for the fiscal year then ended, and the statement of changes in net assets for the fiscal years ended November 30, 2010 and November 30, 2009 (copies of which have been furnished to the Acquired Fund) have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, and present fairly in all material respects the financial position of the Surviving Fund as of November 30, 2010 and the results of its operations and changes in net assets for the respective stated periods in accordance with accounting principles generally accepted in the United States of America consistently applied, and there are no known actual or contingent liabilities of the Surviving Fund as of the respective dates thereof not disclosed therein;

(h) The unaudited statement of assets and liabilities, including the schedule of portfolio investments, of the Surviving Fund as of May 31, 2011, and the related statement of operations and statement of changes in net assets for the semi-annual period then ended, (copies of which have been furnished to the Acquired Fund) present fairly in all material respects the financial position of the Surviving Fund as of May 31, 2011, and the results of its operations and changes in net assets for the stated period in accordance with accounting principles generally accepted in the United States of America consistently applied and there are no known actual or contingent liabilities of the Surviving Fund as of the date thereof not disclosed therein;

(i) Since November 30, 2010, there has not been any material adverse change in the Surviving Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (i), a decline in net asset value per Surviving Fund Share resulting from losses upon the disposition of investments or from changes in the value of investments held by the Surviving Fund, or a distribution or a payment of dividends, shall not constitute a material adverse change;

(j) As of the Closing Date, the Surviving Fund, will have, within the times and in the manner prescribed by law, properly filed all federal and other tax returns and reports which, to the knowledge of the officers of the Surviving Fund, are required to be filed by the Surviving Fund by such date, and all such returns and reports were complete and accurate in all material respects. The Surviving Fund has timely paid or will timely pay, in the manner prescribed by law, all federal and other taxes shown to be due on said returns or on any assessments received by the Surviving Fund. All tax liabilities of the Surviving Fund have been adequately provided for on its books, and no tax deficiency or liability of the Surviving Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state, local or other tax authority for taxes in excess of those already paid;

(k) For each taxable year of its operations since its inception, for federal income tax purposes, the Surviving Fund has satisfied, and for the current taxable year it will satisfy, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, and the provisions of sections 851 through 855 of the Code have applied and will continue to apply to the Surviving Fund for each taxable year since its inception and for the remainder of its current taxable year beginning December 1, 2010 and ending on the Closing Date.

(l) The authorized capital of Trust II consists of an unlimited number of shares, currently divided into one series and, with respect to the Surviving Fund, into nine classes at the date hereof. All issued and outstanding Surviving Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Surviving Fund (except as described in the Surviving Fund's current prospectus and statement of additional information). The Surviving Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Fund Shares, nor is there outstanding any security convertible into any such shares;

(m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of Trust II, on behalf of the Surviving Fund, and this Agreement constitutes a valid and binding obligation of the Surviving Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

(n) The Reorganization Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will be duly authorized at the Closing Date and, when so issued and delivered, will be duly and validly issued Surviving Fund Shares and will be fully paid and nonassessable by the Surviving Fund (except as described in the Surviving Fund's current prospectus and statement of additional information);

(o) The information to be furnished by the Surviving Fund for use in applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply fully with federal securities and other laws and regulations applicable thereto;

(p) Trust II, on behalf of the Surviving Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such state securities laws or other securities laws as it may deem appropriate in order to continue its operations and the operations of the Surviving Fund after the Closing Date;

(q) All of the Surviving Fund's issued and outstanding Surviving Fund Shares have been offered for sale and sold in conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquired Fund;

(r) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Surviving Fund, of the transactions contemplated by this Agreement, except such as have been obtained under the Acts and such as may be required under state securities laws; and

(s) No consideration other than Reorganization Shares (and the Surviving Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization.

5.  Covenants

5.1 Each Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions.

5.2 Trust I will call a meeting of shareholders of the Acquired Fund (the "Meeting") to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3 Trust I covenants that the Reorganization Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.4 Trust I covenants that it will, from time to time, as and whereas requested by the Surviving Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Surviving Fund may reasonably deem necessary or desirable to vest in and confirm the Surviving Fund’s title to and possession of all the Assets and otherwise carry out the intent and purpose of this Agreement.

5.5 Trust I will provide such information as Trust II reasonably requests concerning the ownership of Acquired Fund Shares, including the information specified in paragraph 3.4 hereof.

5.6 Subject to the provisions of this Agreement, Trust I and Trust II each will take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.7 Trust I will furnish to Trust II on the Closing Date the Statement of Assets and Liabilities. As promptly as practicable, but in any case within 60 days after the Closing Date, Trust I or its designee will furnish to Trust II, in such form as is reasonably satisfactory to Trust II, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carry forwards and other items that the Surviving Fund will succeed to and take into account as a result of Section 381 of the Code.

5.8 Trust II, on behalf of the Surviving Fund, will prepare and file with the Commission a Registration Statement on Form N-14 (the "Registration Statement") in compliance with the 1933 Act and the 1940 Act, in connection with the issuance of the Reorganization Shares as contemplated herein.

5.9 Trust II, on behalf of the Surviving Fund, will prepare a Proxy Statement, to be included in the Registration Statement in compliance with the Acts, in connection with the Meeting to consider approval of this Agreement.

5.10 Trust I agrees to provide the Surviving Fund with information applicable to the Acquired Fund required under the Acts for inclusion in the Registration Statement and the Proxy Statement.

6.  Conditions Precedent to Obligations of Trust I on behalf of the Acquired Fund

The obligations of Trust I to consummate the transactions provided for herein shall be, at its election, subject to the performance by the Surviving Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1 All representations and warranties of Trust II, on behalf of the Surviving Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2 Trust II, on behalf of the Surviving Fund, shall have delivered to Trust I on the Closing Date a certificate executed in its name by its President, Vice President, Secretary or Assistant Secretary and Treasurer or Assistant Treasurer, in form and substance satisfactory to Trust I and dated as of the Closing Date, to the effect that the representations and warranties of the Surviving Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that Trust II and the Surviving Fund shall have complied with all covenants and agreements and satisfied all conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date, and as to such other matters as Trust I shall reasonably request; and

6.3 Trust I shall have received on the Closing Date a favorable opinion from Brian E. Langenfeld, Vice President and Senior Counsel of Massachusetts Financial Services Company ("MFS"), the Surviving Fund's investment adviser, dated as of the Closing Date, in a form satisfactory to Trust I, to the effect that:

(a) Trust II is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as currently conducted, as described in the Registration Statement. The Surviving Fund is a separate series of Trust II duly constituted in accordance with Trust II's Declaration of Trust and Trust II's By-Laws;

(b) this Agreement has been duly authorized, executed and delivered by the Surviving Fund and, assuming that the Surviving Fund prospectus contained in the Registration Statement, the Registration Statement and the Proxy Statement comply with the Acts, and assuming due authorization, execution and delivery of this Agreement by Trust I on behalf of the Acquired Fund, is a valid and binding obligation of Trust II and the Surviving Fund enforceable against Trust II and the Surviving Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

(c) assuming that consideration therefor of not less than the net asset value thereof has been paid, the Reorganization Shares to be issued and delivered to the Acquired Fund on behalf of the Acquired Fund Shareholders as provided by this Agreement are duly authorized and upon such issuance and delivery will be validly issued and outstanding and fully paid and nonassessable by the Surviving Fund (except as described in the Surviving Fund's current prospectus and statement of additional information), and no shareholder of the Surviving Fund has any preemptive right to subscription or purchase in respect thereof pursuant to any federal or Massachusetts law or Trust II's Declaration of Trust or Trust II's By-Laws;

(d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Trust II's Declaration of Trust or Trust II's By-Laws, or any material provision of any agreement (known to such counsel) to which Trust II or the Surviving Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment or decree to which Trust II or the Surviving Fund is a party or by which it is bound;

(e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Trust II or the Surviving Fund of the transactions contemplated herein, except such as have been obtained under the Acts and such as may be required under state securities laws;

(f) the descriptions in the Registration Statement of statutes, legal and governmental proceedings and contracts and other documents, if any, only insofar as they relate to Trust II or the Surviving Fund, are accurate in all material respects;

(g) to the knowledge of such counsel, there are no legal or governmental proceedings relating to Trust II or the Surviving Fund existing on or before the date of mailing the Proxy Statement or the Closing Date required to be described in the Registration Statement that are not described as required;

(h) to the knowledge of such counsel, Trust II is a duly registered investment company and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and

(i) except as may have been previously disclosed by Trust II, on behalf of the Surviving Fund, in writing to Trust I, on behalf of the Acquired Fund, to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body currently is pending or threatened as to Trust II or the Surviving Fund or any of their properties or assets, and neither Trust II nor the Surviving Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

Such opinion shall also state that while such counsel has not independently verified, and is not passing upon and does not assume any responsibility for, the accuracy, completeness or fairness of the statements contained in the Registration Statement, he generally reviewed and discussed certain of such statements with certain officers of the Surviving Fund and that in the course of such review and discussion no facts came to the attention of such counsel that led him to believe that, on the effective date of the Registration Statement, the date of the Meeting or the Closing Date and only insofar as such statements relate to the Surviving Fund, the Registration Statement contained any untrue statement of a material fact or omitted to state a material fact necessary in order to make the statements made therein, in the light of the circumstances under which they were made, not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data, or as to the information relating to Trust I or the Acquired Fund, contained in the Proxy Statement or Registration Statement. Such opinion may also state that such opinion is solely for the benefit of Trust I, its Board of Trustees and its officers and the Acquired Fund. Such opinion shall also include such other matters incidental to the transaction contemplated hereby as Trust I may reasonably request.

7.  Conditions Precedent to Obligations of Trust II on behalf of the Surviving Fund

The obligations of Trust II, on behalf of the Surviving Fund, to complete the transactions provided for herein shall be, at its election, subject to the performance by Trust I, on behalf of the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1 All representations and warranties of Trust I, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2 Trust I, on behalf of the Acquired Fund, shall have delivered to the Surviving Fund the Statement of Assets and Liabilities, together with a list of the Acquired Fund's portfolio securities showing the federal income tax bases of and holding periods for such securities as of the Closing Date, certified by the Treasurer or Assistant Treasurer of Trust I;

7.3 Trust I, on behalf of the Acquired Fund, shall have delivered to Trust II on the Closing Date a certificate executed in its name by its President, Vice President, Secretary or Assistant Secretary and Treasurer or Assistant Treasurer, in form and substance satisfactory to the Surviving Fund and dated as of the Closing Date, to the effect that the representations and warranties of Trust I, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Fund shall have complied with all covenants and agreements and satisfied all conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date, and as to such other matters as the Surviving Fund shall reasonably request;

7.4 Trust II shall have received on the Closing Date a favorable opinion from Susan A. Pereira, Vice President and Senior Counsel of MFS, the Acquired Fund's investment adviser, dated as of the Closing Date, in a form satisfactory to the Surviving Fund to the effect that:

(a) Trust I is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as currently conducted, as described in the Registration Statement. The Acquired Fund is a separate series of Trust I duly constituted in accordance with Trust I's Declaration of Trust and Trust I's By-Laws;

(b) this Agreement has been duly authorized, executed and delivered by Trust I and, assuming that the Surviving Fund prospectus contained in the Registration Statement, the Registration Statement and the Proxy Statement comply with the Acts, and assuming due authorization, execution and delivery of this Agreement by Trust II, on behalf of the Surviving Fund, is a valid and binding obligation of Trust I and the Acquired Fund enforceable against Trust I and the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

(c) Trust I, on behalf of the Acquired Fund, has power to sell, assign, convey, transfer and deliver the assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, the Acquired Fund will have duly, sold, assigned, conveyed, transferred and delivered such assets to the Surviving Fund.

(d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Trust I's Declaration of Trust or Trust I's By-Laws, or any material provision of any agreement (known to such counsel) to which Trust I or the Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment or decree to which Trust I or the Surviving Fund is a party or by which it is bound;

(e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Trust I of the transactions contemplated herein, except such as have been obtained under the Acts and such as may be required under state securities laws;

(f) the descriptions in the Proxy Statement of statutes, legal and governmental proceedings and contracts and other documents, if any, only insofar as they relate to Trust I and the Acquired Fund, are accurate in all material respects;

(g) to the knowledge of such counsel, there are no legal or governmental proceedings relating to Trust I or the Acquired Fund existing on or before the date of mailing the Proxy Statement or the Closing Date required to be described in the Proxy Statement that are not described as required;

(h) assuming that consideration therefor of not less than the net asset value and the par value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Acquired Fund's registration statement or any amendment thereto in effect at the time of such issuance, all issued and outstanding shares of the Acquired Fund are validly issued and outstanding and fully paid and nonassessable (except as described in the Acquired Fund's current prospectus and statement of additional information);

(i) to the knowledge of such counsel, Trust I is a duly registered investment company and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and

(j) except as may have been previously disclosed by Trust I on behalf of the Acquired Fund in writing to Trust II, on behalf of the Surviving Fund, to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened as to Trust I or the Acquired Fund or any of the Acquired Fund's properties or assets, and Trust I is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

Such opinion shall also state that while such counsel has not verified, and is not passing upon and does not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Proxy Statement, she generally reviewed and discussed certain of such statements with certain officers of Trust I and that in the course of such review and discussion no facts came to the attention of such counsel that led her to believe that, on the effective date of the Registration Statement or on the date of the Meeting and only insofar as such statements relate to Trust I or the Acquired Fund, the Proxy Statement contained any untrue statement of a material fact or omitted to state a material fact necessary in order to make the statements made therein, in the light of the circumstances under which they were made, not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data, or as to the information relating to Trust II or the Surviving Fund, contained in the Proxy Statement or Registration Statement. Such opinion may also state that such opinion is solely for the benefit of Trust II, its Board of Trustees and its officers, and the Surviving Fund. Such opinion shall also include such other matters incidental to the transaction contemplated hereby as the Surviving Fund may reasonably request.

7.5 The assets of the Acquired Fund to be acquired by the Surviving Fund will include no assets which the Surviving Fund, by reason of limitations contained in Trust II's Declaration of Trust or of investment restrictions disclosed in the Surviving Fund's prospectus and statement of additional information in effect on the Closing Date, may not properly acquire.

8.  Further Conditions Precedent to Obligations of Trust II on behalf of the Surviving Fund and Trust I on behalf of the Acquired Fund

The obligations of Trust I hereunder are, at the option of Trust II, and the obligations of Trust II hereunder are, at the option of Trust I, each subject to the further conditions that on or before the Closing Date:

8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of outstanding Acquired Fund Shares in accordance with the provisions of Trust I's Declaration of Trust and Trust I's By-Laws and the 1940 Act and the rules thereunder, and certified copies of the resolutions evidencing such approval shall have been delivered to the Surviving Fund;

8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including "no-action" positions of such federal or state authorities) deemed necessary by Trust II, on behalf of the Surviving Fund, or Trust I on behalf of the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either Fund, provided that either Trust II, on behalf of the Surviving Fund, or Trust I, on behalf of the Acquired Fund may waive any such conditions for itself, respectively;

8.4 The Registration Statement shall have become effective under the 1933 Act and, as of the Closing Date, no stop orders suspending the effectiveness thereof shall have been issued, and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.5 The Acquired Fund shall have declared to Acquired Fund shareholders of record on or prior to the Closing Date a dividend or dividends which together with all previous such dividends shall have the effect of distributing to the Acquired Fund shareholders (a) all of the excess of (i) the Acquired Fund's investment income excludable from gross income under section 103(a) of the Code over (ii) the Acquired Fund's deductions disallowed under sections 265 and 171(a)(2) of the Code, (b) all of the Acquired Fund's investment company taxable income as defined in section 852 of the Code (computed in each case without regard to any deduction for dividends paid), and (c) all of the Acquired Fund's net realized capital gain (after reduction for any capital loss carry forward) in each case for both the taxable year ending on August 31, 2010 and the short taxable year beginning on September 1, 2010  and ending on the Closing Date;

8.6 Trust I and Trust II shall have received an opinion of Ropes & Gray LLP ("Tax Counsel"), reasonably satisfactory to them, as to the federal income tax consequences mentioned below (the "Tax Opinion"). In rendering the Tax Opinion, Tax Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Tax Counsel may treat as representations and warranties made to it, and in separate letters addressed to Tax Counsel and certificates delivered pursuant to this Agreement. The Tax Opinion shall be substantially to the effect that, although not free from doubt, based on the existing provisions of the Code, Treasury regulations, current administrative rules, and court decisions, on the basis of the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

(a) the Reorganization will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Surviving Fund and the Acquired Fund each will be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

(b) no gain or loss will be recognized by the Surviving Fund upon the receipt of the Assets of the Acquired Fund in exchange for Reorganization Shares and the assumption by the Surviving Fund of the Liabilities of the Acquired Fund;

(c) the basis in the hands of the Surviving Fund of the Assets of the Acquired Fund transferred to the Surviving Fund in the Reorganization will be the same as the basis of such Assets in the hands of the Acquired Fund immediately prior to the transfer;

(d) the holding periods of the Assets of the Acquired Fund in the hands of the Surviving Fund will include the periods during which such Assets were held by the Acquired Fund;

(e) no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's Assets to the Surviving Fund in exchange for the Reorganization Shares and the assumption by the Surviving Fund of the Liabilities of the Acquired Fund, or upon the distribution of the Reorganization Shares by the Acquired Fund to its shareholders in liquidation pursuant to this Agreement;

(f) no gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares for Reorganization Shares;

(g) the aggregate basis of the Reorganization Shares that an Acquired Fund Shareholder receives in connection with the Reorganization will be the same as the aggregate basis of his or her Acquired Fund shares exchanged therefor;

(h) an Acquired Fund Shareholder's holding period for his or her Reorganization Shares will be determined by including the period for which he or she held the Acquired Fund shares exchanged therefor, provided that he or she held such Acquired Fund shares as capital assets; and

(i) the Surviving Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

Ropes & Gray LLP will express no view with respect to the effect of the Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction.

The opinion will be based on certain factual certifications made by officers of Trust II and Trust I and will also be based on customary assumptions.  The opinion is not a guarantee that the tax consequences of the Transaction will be as described above.  The opinion will note and distinguish certain published precedent.  There is no assurance that the Internal Revenue Service or a court would agree with the opinion.

Trust II and Trust I each agrees to make and provide additional representations to Tax Counsel with respect to the Surviving Fund and the Acquired Fund, respectively, that are reasonably necessary to enable Tax Counsel to deliver the Tax Opinion. Notwithstanding anything herein to the contrary, Trust II and Trust I may not waive in any material respect the condition set forth in this paragraph 8.6.

8.7 The Board of Trustees of each Fund shall have determined, with respect to each Fund, that the Reorganization is in the best interests of the Fund and is not dilutive of the interests of the Fund's existing shareholders and, based on such determinations, shall have approved this Agreement and the transactions contemplated thereby.

9.  Brokerage Fees and Expenses; Contingent Deferred Sales Charges; Certain Tax Matters; Certain Records

9.1 Trust II and Trust I each represents and warrants to the other that there are no brokers or finders entitled to receive any payments from either party to this Agreement in connection with the transactions provided for herein.

9.2 Each Fund will be liable for its own expenses incurred in connection with entering into and carrying out the provisions of this Agreement, whether or not the Reorganization is consummated.

9.3 Reorganization Shares issued in connection with the Reorganization will not be subject to any initial sales charge; however, if any Acquired Fund Shares are at the Closing Date subject to a contingent deferred sales charge (a "CDSC"), the Surviving Fund CDSC schedule and the methodology of aging such shares as set forth in the Surviving Fund Prospectus will apply to the Reorganization Shares issued in respect of such Acquired Fund Shares, and the Reorganization Shares received by Acquired Fund Shareholders pursuant to paragraph 1.3 hereof will, for purposes of calculating the CDSC, if applicable, and determining when the Surviving Fund's Class B shares will convert to Class A shares of the Surviving Fund, be treated as if purchased on the original date of purchase of such Acquired Fund Shares.

9.4 Trust I agrees that it or its designee shall, on behalf of the Acquired Fund, file or furnish all federal, state and other tax returns, forms and reports, including information returns and payee statements, if applicable, of the Acquired Fund required by law to be filed or furnished by such dates as required by law to be filed or furnished, and shall provide such other federal and state tax information to shareholders of the Acquired Fund as has been customarily provided by the Acquired Fund, all with respect to the fiscal period commencing September 1, 2010 and ending on the Closing Date.

9.5 Trust I, on behalf of the Acquired Fund, agrees that it or its designee shall deliver to Trust II, on behalf of the Surviving Fund, on the Closing Date or as soon thereafter as possible: (a) Acquired Fund shareholder statements and tax forms (i.e., Forms 1099) for the taxable years ended August 31, 2009 and August 31, 2010, and the short taxable year commencing on September 1, 2010 and ending on the Closing Date (all on microfilm or microfiche, if available); (b) detailed records indicating the status of all certificates representing ownership of the Acquired Fund Shares issued since inception of the Acquired Fund (e.g., indicating whether the certificates are outstanding or cancelled); and, if applicable, (c) for each Acquired Fund Shareholder, a record indicating the dollar amount of such shareholder's Acquired Fund Share holdings as of such date representing that portion of such holdings subject to a CDSC as of such date and that portion of such holdings not subject to a CDSC as of such date, together with such other information with respect thereto as the Surviving Fund may reasonably request; and (d) a copy of such tax books and records as the Acquired Fund has maintained for purposes of preparing any tax returns (including any information returns), and such other books and records maintained by Acquired Fund as are reasonably necessary for purposes of preparing any tax returns (including any information returns) required by law to be filed by the Acquiring Fund after the Closing Date.

10.  Entire Agreement

Trust II and Trust I agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in Article 4 hereof or required in connection with paragraph 8.6 hereof and that this Agreement constitutes the entire agreement between the parties.

11.  Termination

11.1 This Agreement may be terminated by the mutual agreement of Trust II and Trust I. In addition, either party may at its option terminate this Agreement unilaterally at or prior to the Closing Date because of:

(a) a material breach by the other of any representation, warranty or agreement contained herein to be performed at or prior to the Closing Date; or

(b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and that reasonably appears will not or cannot be met.

11.2 In the event of any such termination, there shall be no liability for damages on the part of either Trust II or Trust I, or their respective trustees or officers, to the other party or its trustees or officers, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12.  Amendments

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Trust I and Trust II; provided, however, that following the Meeting, no such amendment may have the effect of changing the provisions for determining the number of Reorganization Shares to be issued to the Acquired Fund Shareholders under this Agreement to their detriment without their further approval; and provided further that nothing contained in this Article 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13.  Notices

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be personally delivered or given by prepaid telegraph, telecopy or certified mail addressed to Trust II, on behalf of the MFS Growth Fund or Trust I, on behalf the MFS Core Growth Fund (as applicable), 500 Boylston Street, Boston, Massachusetts 02116, Attention: Assistant Secretary.

14.  Miscellaneous

14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3 This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5 A copy of Trust II's Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts. Trust I acknowledges that the obligations of or arising out of this instrument are not binding upon any of the Surviving Fund's trustees, officers, employees, agents or shareholders individually, but are binding solely upon the assets and property of the Surviving Fund in accordance with its proportionate interest hereunder. Trust I further acknowledges that the assets and liabilities of each series of Trust II are separate and distinct and that the obligations of or arising out of this instrument are binding solely upon the assets or property of the Surviving Fund.

14.6 A copy of Trust I's Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts. Trust II acknowledges that the obligations of or arising out of this instrument are not binding upon any of Acquired Fund's trustees, officers, employees, agents or shareholders individually, but are binding solely upon the assets and property of Trust I in accordance with its proportionate interest hereunder. Trust II further acknowledges that the assets and liabilities of each series of Trust I are separate and distinct and that the obligations arising out of this instrument are binding solely upon the assets or property of the Acquired Fund.

14.7 Notwithstanding Article 12 of this Agreement, but subject to the first proviso contained therein, either party to this Agreement, with the consent of its President, Vice President, Secretary or Assistant Secretary, may waive any condition (other than that contained in paragraph 8.6 hereof) or covenant to which the other party is subject or may modify such condition or covenant in a manner deemed appropriate by any such officer.

REMAINDER OF PAGE INTENTIONALLY LEFT BLANK

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer thereof.

MFS SERIES TRUST II, on its behalf and on behalf of MFS GROWTH FUND, one of its series

By:  /s/ Brian E. Langenfeld
Brian E. Langenfeld
Assistant Secretary

MFS SERIES TRUST I, on its behalf and on behalf of MFS CORE GROWTH FUND, one of its series

By:  /s/ Susan S. Newton
Susan S. Newton
Assistant Secretary

              EXHIBIT NO. 99.12(a)

[ON ROPES & GRAY LLP LETTERHEAD]

August 26, 2011

MFS Core Growth Fund
MFS Series Trust I
500 Boylston Street
Boston, Massachusetts 02116-3741

MFS Growth Fund
MFS Series Trust II
500 Boylston Street
Boston, Massachusetts 02116-3741

Ladies and Gentlemen:

We have acted as counsel in connection with the Agreement and Plan of Reorganization (the “Agreement”) dated August 11, 2011 between MFS Series Trust I, a Massachusetts business trust (“Target Trust”), on behalf of its series, MFS Core Growth Fund (“Target Fund”), and MFS Series Trust II, a Massachusetts business trust (“Acquiring Trust”), on behalf of its series, MFS Growth Fund (“Acquiring Fund”).  The Agreement describes a proposed transaction (the “Reorganization”) to occur as of the date of this letter (the “Closing Date”), pursuant to which Acquiring Fund will acquire substantially all of the assets of Target Fund in exchange for shares of beneficial interest in Acquiring Fund (the “Acquiring Fund Shares”) and the assumption by Acquiring Fund of all of the liabilities of Target Fund following which the Acquiring Fund Shares received by Target Fund will be distributed by Target Fund to its shareholders in liquidation and termination of Target Fund.  This opinion as to certain U.S. federal income tax consequences of the Reorganization is furnished to you pursuant to Section 8.6 of the Agreement.  Capitalized terms not defined herein are used herein as defined in the Agreement.

Target Fund is a series of Target Trust, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Shares of Target Fund are redeemable at net asset value at each shareholder’s option.  Target Fund has elected to be a regulated investment company for federal income tax purposes under Section 851 of the Internal Revenue Code of 1986, as amended (the “Code”).

Acquiring Fund is a series of Acquiring Trust, which is registered under the 1940 Act as an open-end management investment company.  Shares of Acquiring Fund are redeemable at net asset value at each shareholder's option.  Acquiring Fund has elected to be a regulated investment company for federal income tax purposes under Section 851 of the Code.

For purposes of this opinion, we have considered the Agreement, the Combined Prospectus/Proxy Statement dated June 30, 2011 and such other items as we have deemed necessary to render this opinion.  In addition, each of Target Fund and Acquiring Fund has provided us with a letter dated as of the date hereof (collectively, the “Representation Letters”) representing as to certain facts, occurrences and information upon which each of Target Fund and Acquiring Fund has indicated that we may rely in rendering this opinion (whether or not contained or reflected in the documents and items referred to above).

MFS Core Growth Fund
MFS Growth Fund                               August 26, 2011

In reviewing the foregoing materials, we have assumed, with your permission, the authenticity of original documents, the accuracy of copies, the genuineness of signatures, the legal capacity of signatories, and the proper execution of documents.  We have further assumed that (i) all parties to the Agreement and any other documents examined by us have acted, and will act, in accordance with the terms of such Agreement and documents, and that the Reorganization will be consummated pursuant to the terms and conditions set forth in the Agreement without the waiver or modification of any such terms and conditions; and (ii) all representations contained in the Agreement, as well as those representations contained in the Representation Letters, are true and complete.

Based on and subject to the foregoing and subject to the final paragraphs hereof, we are of the opinion that, although the matter is not free from doubt, for U.S. federal income tax purposes:

(i)
The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and Acquiring Fund and Target Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(ii)
Under Section 1032 of the Code, no gain or loss will be recognized by Acquiring Fund upon the receipt of the assets of Target Fund in exchange for Acquiring Fund Shares and the assumption by Acquiring Fund of the liabilities of Target Fund;

(iii)
Under Section 362(b) of the Code, Acquiring Fund's tax basis in the assets of Target Fund transferred to Acquiring Fund in the Reorganization will be the same as Target Fund's tax basis immediately prior to the transfer;

(iv)	Under Section 1223(2) of the Code, Acquiring Fund's holding periods for the assets it receives from Target Fund in the Reorganization will include Target Fund's holding periods for those assets;

(v)
Under Section 361 of the Code, no gain or loss will be recognized by Target Fund upon the transfer of Target Fund's assets to Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by Acquiring Fund of the liabilities of Target Fund, or upon the distribution of Acquiring Fund Shares by Target Fund to its shareholders in liquidation;

(vi)	Under Section 354 of the Code, no gain or loss will be recognized by Target Fund shareholders upon the exchange of their Target Fund shares for Acquiring Fund Shares;

(vii)
Under Section 358 of the Code, the aggregate tax basis of Acquiring Fund Shares a Target Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor;

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MFS Core Growth Fund
MFS Growth Fund                               August 26, 2011

(viii)
Under Section 1223(1) of the Code, a Target Fund shareholder's holding period for the Acquiring Fund Shares received in the Reorganization will be determined by including the shareholder's holding period for the Target Fund shares exchanged therefor, provided that the shareholder held those Target Fund shares as capital assets; and

(ix)
Acquiring Fund will succeed to and take into account the items of Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

We express no view with respect to the effect of the Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction.

In connection with this opinion, we call your attention to Revenue Ruling 87-76, 1987-2 C.B. 84, published by the Internal Revenue Service (“IRS”).  In that ruling, the IRS held that the so-called “continuity of business enterprise” requirement necessary for tax-free reorganization treatment was not met in the case of an acquisition of an investment company which invested in corporate stocks and bonds by an investment company which invested in municipal bonds.  Specifically, the IRS based its ruling on its conclusion that the business of investing in corporate stocks and bonds is not the same line of business as investing in municipal bonds.  We believe that the IRS’s conclusion in this ruling has always been questionable.  In addition, a series of private letter rulings issued in July 2005 and subsequent private letter rulings (that indicate the IRS's view on these issues but on which, as a matter of law, we are not permitted to rely under Code Section 6110(k)(3)) suggest that the IRS’s position on this issue is evolving:  in each of these rulings, the IRS relied upon historic business representations to conclude that the reorganization satisfied the continuity of business enterprise requirement.  However, even if the IRS’s 1987 revenue ruling were a correct statement of law, the facts of the Reorganization would be distinguishable from those in the ruling.

We believe that Acquiring Fund will continue Target Fund's historic business, within the meaning of Treas. Reg. § 1.368-1(d), as an open-end management investment company that seeks capital appreciation by investing primarily in equity securities of companies it believes to have above average earnings growth potential compared to other companies, that has invested primarily in stocks of U.S. large capitalization companies, and has in fact held an investment portfolio identical to that of Target Fund to the extent of over 70% of its portfolio.  Although Acquiring Fund will dispose of securities formerly held by Target Fund, these dispositions will be in the normal course of operations (which include redemptions) and fully consistent with Acquiring Fund’s investment objectives and strategies, including those objectives and strategies it shares with Target Fund, and all proceeds generated by such dispositions not distributed, including in redemption, will be reinvested in a manner fully consistent with such policies.  Based upon all the facts and circumstances including those recited above, we are of the opinion that Acquiring Fund will continue the historic business of Target Fund for the benefit of, among others, the historic stockholders of Target Fund, and that, as a result, the continuity of business enterprise doctrine is fulfilled.  We call to your attention the fact that there is no case law, and Revenue Ruling 87-76 is the only ruling on which taxpayers can rely (i.e., the only ruling that is not a private letter ruling), dealing specifically with the application of the “continuity of business enterprise” requirement to a reorganization involving two or more investment companies.

3

MFS Core Growth Fund
MFS Growth Fund                               August 26, 2011

No ruling has been or will be obtained from the IRS as to the subject matter of this opinion and there can be no assurance that the IRS or a court of law will concur with the opinion set forth above.  Our opinion is based on the Code, Treasury Regulations, IRS rulings, judicial decisions, and other applicable authority, all as in effect on the date of this opinion.  The legal authorities on which this opinion is based may be changed at any time.  Any such changes may be retroactively applied and could modify the opinions expressed above.

Very truly yours,

/s/ Ropes & Gray LLP

Ropes & Gray LLP

4

ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM
                                                                                                                       EXHIBIT NO. 99.12(b)

October 6, 2011

MFS Core Growth Fund
MFS Series Trust I
c/o Massachusetts Financial Investment Company
500 Boylston Street
Boston, MA 02116

MFS Growth Fund
MFS Series Trust II
c/o Massachusetts Financial Investment Company
500 Boylston Street
Boston, MA 02116

Ladies and Gentlemen:

We hereby consent to the filing as an exhibit to Post Effective Amendment No. 1 to your Registration Statement on Form N-14 (File No. 333-174286) of our opinion dated August 26, 2011 addressed to MFS Series Trust I on behalf of MFS Core Growth Fund and MFS Series Trust II on behalf of MFS Growth Fund, as to certain tax matters related to the reorganization of MFS Core Growth Fund, a series of MFS Series Trust I, and MFS Growth Fund, a series of MFS Series Trust II.

Very truly yours,

/s/ Ropes & Gray LLP

Ropes & Gray LLP